Derivative Instruments (Summary Of The Effect Of Derivative Instruments On The Consolidated Statements Of Changes In Equity And Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)		$ 27,158	$ 12,702	$ 7,998
Amount of Income (Expense) Reclassified from AOCI into Earnings (Effective Portion)		392	(1,135)	(1,622)
Interest Rate Swap [Member]
Amount of Income (Expense) Reclassified from AOCI into Earnings (Effective Portion)	[1]	(2,004)	(1,833)	(1,749)
Fair value of derivatives in a liability position		5,700
Assets Needed for Immediate Settlement, Aggregate Fair Value		5,800
Cross Currency Swaps
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)		5,380	3,560	2,278
Amount of Income (Expense) Reclassified from AOCI into Earnings (Effective Portion)	[2]	2,396	698	(160)
Currency Forward Agreements Member
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)		24,359	11,600	8,092
Amount of Income (Expense) Reclassified from AOCI into Earnings (Effective Portion)	[2]	0	0	287
Interest Expense [Member] | Interest Rate Swap [Member]
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)		$ (2,581)	$ (2,458)	$ (2,372)

[1]	Included in “Interest expense, net” in accompanying consolidated statements of income.
[2]	Included in “Other expense” or "Other income" in the accompanying consolidated statements of income.